CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Trading and manufacturing	$ 12,143		$ 9,332		$ 9,619
Engineering	5,797		5,617		11,769
Revenue	17,940		14,949		21,388
Cost of revenue:
Trading and manufacturing	(9,751)		(7,345)		(6,938)
Engineering	(4,328)		(2,986)		(8,755)
Cost of revenue	(14,079)		(10,331)		(15,693)
Gross profit	3,861		4,618		5,695
Operating expenses:
Finance costs	(7)		(7)		(3)
General and administrative expenses	(4,103)		(4,490)		(4,911)
Loss on disposal of property, plant and equipment	0		(7)		(10)
Operating Expenses	(4,110)		(4,504)		(4,924)
(LOSS) INCOME FROM OPERATION	(249)		114		771
Other income:
Interest income	37		23		23
Equity in income of affiliates	1,927		413		355
Other income, net	(20)		13		127
Total other income, net	1,944		449		505
INCOME BEFORE INCOME TAXES	1,695		563		1,276
Income tax (expense) credit	(45)		(24)		90
NET INCOME	1,650		539		1,366
Net loss (income) attributable to noncontrolling interests	178		(170)		(377)
Net income attributable to Euro Tech Holdings Company Limited	1,828		369		989
Other comprehensive income (loss):
Net income	1,650		539		1,366
Foreign currency adjustment loss	(9)		(115)		(52)
COMPREHENSIVE INCOME	1,641		424		1,314
Comprehensive income (loss) attributable to noncontrolling interests	195		(117)		(389)
Comprehensive income attributable to Euro Tech Holdings Company Limited	$ 1,836		$ 307		$ 925
Net income per ordinary share attributable to Euro Tech Holdings Company Limited- Basic and Diluted | $ / shares	$ 0.24		$ 0.05		$ 0.13
Weighted average common shares outstanding- Basic and Diluted | shares	7,726,118	7,726,118	7,732,132	7,732,132	7,732,132	7,732,132
Cost of revenues	$ 14,079		$ 10,331		$ 15,693
ZHEJIANG TIANLAN
Revenue | ¥		¥ 325,176		¥ 403,118		¥ 330,841
Cost of revenue:
Cost of revenue | ¥		(215,400)		(335,978)		(275,455)
Gross profit | ¥		109,766		67,140		55,386
Other income:
INCOME BEFORE INCOME TAXES | ¥		86,606		15,398		12,880
Income tax (expense) credit | ¥		(16,069)		368		698
NET INCOME | ¥		70,537		15,766		13,578
Net loss (income) attributable to noncontrolling interests | ¥		(366)		(1,458)		(2,293)
Net income attributable to Euro Tech Holdings Company Limited | ¥		¥ 70,171		¥ 14,308		¥ 11,285
Other comprehensive income (loss):
Weighted average common shares outstanding- Basic and Diluted | shares	82,572,000	82,572,000	82,572,000	82,572,000	82,572,000	82,572,000
Cost of revenues | ¥		¥ 215,400		¥ 335,978		¥ 275,455
Selling and administrative expenses | ¥		56,880		59,247		52,161
Operating income | ¥		52,896		7,893		3,225
Interest income | ¥		1,217		105		46
Interest expense | ¥		253		634		747
Other income | ¥		32,746		11,789		11,594
Other losses | ¥		¥ 0		¥ (3,755)		¥ (1,238)
Net income per ordinary share attributable to Zhejiang Tianlan Environmental Protection Technology Company Limited's shareholders | ¥ / shares		¥ 0.85		¥ 0.17		¥ 0.19